Energy Infrastructure Assets - Summary of Maturity Analysis of Finance Leases Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	$ 290	$ 286
Unearned finance income	(57)	(53)
Unguaranteed residual value	5	5
Total	238	238	$ 204
Present value of minimum lease payments to be received	238	238
Total	238	238
Less than one year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	60	49
Present value of minimum lease payments to be received	58	49
Between One And Five Years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	201	188
Present value of minimum lease payments to be received	164	145
Later Than Five Years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	29	49
Present value of minimum lease payments to be received	$ 16	$ 44